Share Capital (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Classes Of Share Capital [Abstract]
Schedule of Share Capital and Share Premium

	Number of Ordinary Shares	Share Capital	Share Premium(i)	Total
		RMB’000	RMB’000	RMB’000
As of January 1, 2019	17,684,770	21	38,074	38,095
Exercise of stock options	—	—	49	49
As of December 31, 2019	17,684,770	21	38,123	38,144
Issuance of shares to Co-Founders (iv, Note 22)	282,526	1	3,343	3,344
Issuance of treasury shares	1,686,495	2	—	2
As of December 31, 2020	19,653,791	24	41,466	41,490
Issuance of ordinary shares (ii)	12,937,500	14	1,305,805	1,305,819
Conversion from preferred shares to ordinary shares (Note 24)	24,791,804	28	2,743,597	2,743,625
Repurchase of ordinary shares (iii)	(20,765)	—	—	—
Issuance of shares to Co-Founders (iv, Note 22)	121,080	—	1,417	1,417
Exercise of stock options	—	—	2,149	2,149
As of December 31, 2021	57,483,410	66	4,094,434	4,094,500

(i)
Share premium mainly arose from the contributions to the Company by its holders of ordinary shares and the conversion from preferred shares.
(ii)
In March 2021, 12,937,500 ADSs (representing 12,937,500 ordinary shares, including the exercise of the option by the underwriters in full to purchase additional ADSs) were offered by the Company in connection with its listing on Nasdaq, and the proceeds received were USD 219.9 million or RMB 1,431.8 million based on the exchange rate as of the date of the IPO. The Company incurred issuance costs of USD 19.3 million in connection with this offering.
(iii)
In March 2021, at the request of one co-founder the Group repurchased 20,765 ordinary shares from him for a consideration of RMB 2.5 million (USD 0.4 million) for the payment of employee withholding taxes related to share-based awards, then such shares were cancelled accordingly.
(iv)
Pursuant to the Company’s shareholder agreement in effect as of the completion of the Series C financing (see Note 22), each of the Company’s founders is entitled to two or more votes to ensure the Co-Founders control the majority of the votes under certain circumstances.